Stock-Based Compensation - 2019 Inducement Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 17, 2024	Nov. 30, 2019	Nov. 20, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Granted	0	25,000
Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Granted		84,587
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share)							$ 0.001
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Incentive Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		0	0	0
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future issuance		8,333
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Share-based Payment Arrangement, Employee [Member] | Share-Based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested shares on first anniversary of grant date	25.00%	25.00%
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Share-based Payment Arrangement, Employee [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	36 months	36 months
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Share-based Payment Arrangement, Employee [Member] | Share Based Compensation Subsequent Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards granted	4 years	4 years
Cara Therapeutics, Inc. | 2019 Inducement Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized						8,333